Quarterly Holdings Report
for
Fidelity® SAI Emerging Markets Index Fund
July 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV6-NPRT3-0926
1.9867763.110
Common Stocks - 97.1%
	Shares	Value ($)
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Anglogold Ashanti Plc (South Africa)	152,712	11,548,515
BRAZIL - 4.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Brasil SA	214,860	1,383,049
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	253,500	971,663
TOTAL COMMUNICATION SERVICES		2,354,712
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Ultrapar Participacoes SA	219,238	1,429,395
Vibra Energia SA	326,220	2,319,961
TOTAL CONSUMER DISCRETIONARY		3,749,356
Consumer Staples - 0.2%
Beverages - 0.2%
Ambev SA	1,311,298	4,136,326
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	397,335	1,448,517
Food Products - 0.0%
MBRF Global Foods Co SA	169,700	587,187
TOTAL CONSUMER STAPLES		6,172,030
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleo Brasileiro SA - Petrobras	1,117,608	10,811,970
Petroleo Brasileiro SA - Petrobras (PN)	1,326,500	11,362,187
PRIO SA/Brazil (d)	250,700	3,009,399
TOTAL ENERGY		25,183,556
Financials - 1.6%
Banks - 1.2%
Banco Bradesco SA	462,912	1,460,198
Banco Bradesco SA (PN)	1,615,488	5,873,459
Banco do Brasil SA	520,510	2,192,259
Itau Unibanco Holding SA	1,643,370	13,904,528
Itau Unibanco Holding SA	146,400	1,318,110
Itausa SA	1,781,963	4,858,157
NU Holdings Ltd/Cayman Islands Class A (d)	1,102,631	15,800,702
		45,407,413
Capital Markets - 0.3%
B3 SA - Brasil Bolsa Balcao	1,526,040	4,735,431
Banco BTG Pactual SA unit	362,300	4,059,584
XP Inc Class A	121,234	2,068,252
		10,863,267
Financial Services - 0.0%
StoneCo Ltd Class A	58,307	663,242
Insurance - 0.1%
BB Seguridade Participacoes SA	190,958	1,554,290
Caixa Seguridade Participacoes S/A	181,400	724,648
Porto Seguro SA	58,700	633,418
		2,912,356
TOTAL FINANCIALS		59,846,278
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Rede D'Or Sao Luiz SA (b)(c)	207,617	1,418,748
Industrials - 0.3%
Aerospace & Defense - 0.1%
Embraer SA	201,500	3,453,900
Electrical Equipment - 0.1%
WEG SA	444,380	4,137,723
Ground Transportation - 0.1%
Localiza Rent a Car SA	253,958	1,884,213
Rumo SA	365,900	1,042,304
		2,926,517
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	306,012	891,024
TOTAL INDUSTRIALS		11,409,164
Materials - 0.6%
Containers & Packaging - 0.0%
Klabin SA unit	235,795	848,911
Metals & Mining - 0.6%
Gerdau SA	385,792	1,901,124
Vale SA	1,074,073	16,162,531
		18,063,655
Paper & Forest Products - 0.0%
Suzano SA	181,812	1,553,731
TOTAL MATERIALS		20,466,297
Utilities - 0.5%
Electric Utilities - 0.3%
Axia Energia SA	392,472	4,089,516
Axia Energia SA Series C	105,481	1,082,246
Cia Energetica de Minas Gerais	516,518	1,155,483
Cia Paranaense de Energia - Copel	585,100	1,711,733
CPFL Energia SA	57,100	519,731
Energisa S/A unit	86,300	847,993
Equatorial SA	323,116	2,464,252
		11,870,954
Independent Power and Renewable Electricity Producers - 0.1%
Eneva SA (d)	277,800	1,441,843
Engie Brasil Energia SA	100,268	589,445
		2,031,288
Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	718,651	3,927,016
TOTAL UTILITIES		17,829,258
TOTAL BRAZIL		148,429,399
CHILE - 0.5%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Falabella SA	208,415	1,393,394
Specialty Retail - 0.0%
Empresas Copec SA	118,005	805,949
TOTAL CONSUMER DISCRETIONARY		2,199,343
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	374,767	787,988
Financials - 0.2%
Banks - 0.2%
Banco de Chile	13,745,632	2,863,853
Banco de Credito e Inversiones SA	23,126	1,664,027
Banco Santander Chile	19,939,200	1,736,893
TOTAL FINANCIALS		6,264,773
Industrials - 0.1%
Passenger Airlines - 0.1%
Latam Airlines Group SA	104,155,063	2,771,494
Materials - 0.1%
Chemicals - 0.1%
Sociedad Quimica y Minera de Chile SA Class B	43,182	2,912,085
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Plaza SA	231,495	938,653
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Chile SA	7,275,920	641,627
TOTAL CHILE		16,515,963
CHINA - 21.1%
Communication Services - 4.1%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (b)(c)	1,342,000	1,716,344
Entertainment - 0.5%
37 Interactive Entertainment Network Technology Group Co Ltd A Shares (China)	40,100	117,894
Beijing Enlight Media Co Ltd A Shares (China)	51,000	89,935
China Ruyi Holdings Ltd (d)(e)	3,556,000	652,943
Giant Network Group Co Ltd A Shares (China)	34,400	149,447
Kingnet Network Co Ltd A Shares (China)	37,100	94,318
Kingsoft Corp Ltd	292,400	997,733
Mango Excellent Media Co Ltd A Shares (China)	32,470	78,683
Netease Inc	530,720	14,120,452
Tencent Music Entertainment Group Class A ADR	173,349	1,638,148
Zhejiang Century Huatong Group Co Ltd A Shares (China)	133,700	268,036
		18,207,589
Interactive Media & Services - 3.6%
Baidu Inc A Shares (d)	631,424	8,746,866
Bilibili Inc Z Shares (d)	76,361	1,453,578
Kuaishou Technology B Shares (b)(c)	858,000	4,781,011
Kunlun Tech Co Ltd A Shares (China) (d)	22,800	145,502
Tencent Holdings Ltd	1,862,700	113,816,532
		128,943,489
Media - 0.0%
Bluefocus Intelligent Communications Group Co Ltd A Shares (China)	65,200	138,523
Focus Media Information Technology Co Ltd A Shares (China)	262,840	218,827
Leo Group Co Ltd A Shares (China)	117,600	80,699
		438,049
Wireless Telecommunication Services - 0.0%
China United Network Communications Ltd A Shares (China)	570,100	376,363
TOTAL COMMUNICATION SERVICES		149,681,834
Consumer Discretionary - 5.4%
Automobile Components - 0.1%
Changzhou Xingyu Automotive Lighting Systems Co Ltd A Shares (China)	5,000	73,381
Fuyao Glass Industry Group Co Ltd A Shares (China)	37,800	333,844
Fuyao Glass Industry Group Co Ltd H Shares (b)(c)	181,600	1,375,477
Hesai Group B Shares (e)	283,360	598,879
Huayu Automotive Systems Co Ltd A Shares (China)	57,500	143,479
Huizhou Desay Sv Automotive Co Ltd A Shares (China)	10,800	147,672
Ningbo Tuopu Group Co Ltd A Shares (China)	31,615	218,050
Sailun Group Co Ltd A Shares (China)	59,600	124,975
Shenzhen Kedali Industry Co Ltd A Shares (China)	5,000	134,567
Wanxiang Qianchao Co Ltd A Shares (China)	57,600	95,614
		3,245,938
Automobiles - 0.8%
Anhui Jianghuai Automobile Group Corp Ltd A Shares (China) (d)	41,100	159,863
BAIC BluePark New Energy Technology Co Ltd A Shares (China) (d)	110,400	98,482
BYD Co Ltd A Shares (China)	97,700	1,385,453
BYD Co Ltd H Shares	1,114,900	13,328,451
Chongqing Afari Technology Co Ltd A Shares (China) (d)	78,400	96,678
Chongqing Changan Automobile Co Ltd A Shares (China)	150,474	175,430
Geely Automobile Holdings Ltd	1,967,517	4,967,464
Great Wall Motor Co Ltd H Shares	701,500	812,203
Guangzhou Automobile Group Co Ltd H Shares (d)(e)	264,200	79,168
Li Auto Inc A Shares (d)(e)	368,136	2,507,244
NIO Inc A Shares (d)	529,529	2,598,315
SAIC Motor Corp Ltd A Shares (China)	150,000	251,463
Seres Group Co Ltd A Shares (China)	29,700	274,075
XPeng Inc A Shares (d)	378,650	2,456,038
Yadea Group Holdings Ltd (b)(c)	353,430	483,564
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)	153,900	784,179
		30,458,070
Broadline Retail - 3.0%
Alibaba Group Holding Ltd	5,062,916	77,125,442
CCOOP Group Co Ltd A Shares (China) (d)	313,800	65,955
JD.com Inc A Shares	692,250	11,387,494
MINISO Group Holding Ltd A Shares	130,684	426,703
PDD Holdings Inc Class A ADR (d)	171,712	15,206,815
Vipshop Holdings Ltd Class A ADR	83,670	1,283,498
		105,495,907
Distributors - 0.0%
Zhejiang China Commodities City Group Co Ltd A Shares (China)	99,700	189,094
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group Inc	385,010	2,257,816
TAL Education Group Class A ADR (d)	101,387	1,267,338
		3,525,154
Hotels, Restaurants & Leisure - 1.0%
H World Group Ltd ADR	55,878	2,385,432
Haidilao International Holding Ltd (b)(c)	506,000	767,155
Meituan B Shares (b)(c)(d)	1,522,820	17,979,143
Tongcheng Travel Holdings Ltd (c)	392,000	713,782
Trip.com Group Ltd (d)	177,543	8,317,978
Yum China Holdings Inc (Hong Kong)	100,799	4,791,628
		34,955,118
Household Durables - 0.1%
Ecovacs Robotics Co Ltd A Shares (China)	10,100	90,803
Gree Electric Appliances Inc of Zhuhai A Shares (China)	50,900	318,883
Haier Smart Home Co Ltd A Shares (China)	117,900	404,516
Haier Smart Home Co Ltd H Shares	685,000	1,974,743
Midea Group Co Ltd A Shares (China)	62,100	805,570
Midea Group Co Ltd H Shares (e)	128,800	1,631,868
Sichuan Changhong Electric Co Ltd A Shares (China) (d)	80,300	82,488
		5,308,871
Specialty Retail - 0.1%
China Tourism Group Duty Free Corp Ltd A Shares (China)	35,500	305,407
Chow Tai Fook Jewellery Group Ltd (e)	477,400	753,014
Pop Mart International Group Ltd (b)(c)(e)	152,000	3,151,484
		4,209,905
Textiles, Apparel & Luxury Goods - 0.2%
ANTA Sports Products Ltd	380,800	3,833,541
Bosideng International Holdings Ltd	1,414,000	890,692
Laopu Gold Co Ltd H Shares (e)	11,900	492,849
Li Ning Co Ltd	704,500	1,360,958
Shenzhou International Group Holdings Ltd	250,300	1,422,826
		8,000,866
TOTAL CONSUMER DISCRETIONARY		195,388,923
Consumer Staples - 0.6%
Beverages - 0.3%
Anhui Gujing Distillery Co Ltd A Shares (China)	7,100	99,704
China Resources Beer Holdings Co Ltd	490,644	1,480,362
Eastroc Beverage Group Co Ltd A Shares (China)	12,253	246,573
Jiangsu Yanghe Distillery Co Ltd A Shares (China)	27,400	174,013
Kweichow Moutai Co Ltd A Shares (China)	22,700	4,536,268
Luzhou Laojiao Co Ltd A Shares (China)	26,700	359,272
Nongfu Spring Co Ltd H Shares (b)(c)	533,000	2,975,459
Shanxi Xinghuacun Fen Wine Factory Co Ltd A Shares (China)	22,160	417,106
Tsingtao Brewery Co Ltd A Shares (China)	17,500	145,153
Tsingtao Brewery Co Ltd H Shares	182,000	1,081,455
Wuliangye Yibin Co Ltd A Shares (China)	70,500	813,965
		12,329,330
Consumer Staples Distribution & Retail - 0.1%
Alibaba Health Information Technology Ltd (d)(e)	1,589,000	727,393
JD Health International Inc (b)(c)(d)	315,450	1,584,813
Yonghui Superstores Co Ltd A Shares (China) (d)	157,700	76,760
		2,388,966
Food Products - 0.2%
Angel Yeast Co Ltd A Shares (China)	15,100	93,784
China Feihe Ltd (b)(c)	1,067,000	447,622
China Mengniu Dairy Co Ltd	880,000	2,120,780
Foshan Haitian Flavouring & Food Co Ltd A Shares (China)	84,176	478,536
Guangdong Haid Group Co Ltd A Shares (China)	30,200	221,306
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	57,700	222,051
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	115,000	461,165
Muyuan Foods Group Co Ltd A Shares (China)	99,154	571,409
New Hope Liuhe Co Ltd A Shares (China) (d)	78,300	81,151
Tingyi Cayman Islands Holding Corp	597,000	905,883
Want Want China Holdings Ltd	1,250,418	538,918
Wens Foodstuff Group Co Ltd A Shares (China)	120,700	249,634
		6,392,239
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (b)(c)(e)	128,400	503,947
Hengan International Group Co Ltd	193,400	610,602
		1,114,549
Tobacco - 0.0%
Smoore International Holdings Ltd (b)(c)(e)	562,000	659,287
TOTAL CONSUMER STAPLES		22,884,371
Energy - 0.7%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	548,000	494,726
Yantai Jereh Oilfield Services Group Co Ltd A Shares (China)	18,600	370,870
		865,596
Oil, Gas & Consumable Fuels - 0.7%
China Coal Energy Co Ltd H Shares	559,000	763,400
China Merchants Energy Shipping Co Ltd A Shares (China)	146,400	362,657
China Petroleum & Chemical Corp A Shares (China)	515,200	402,219
China Petroleum & Chemical Corp H Shares	6,850,704	3,869,813
China Shenhua Energy Co Ltd A Shares (China)	98,785	667,734
China Shenhua Energy Co Ltd H Shares	1,022,202	5,664,707
COSCO SHIPPING Energy Transportation Co Ltd A Shares (China)	75,700	188,680
COSCO SHIPPING Energy Transportation Co Ltd H Shares (e)	362,000	642,077
Inner Mongolia Dian Tou Energy Corp Ltd A Shares (China)	47,200	188,555
Inner Mongolia Yitai Coal Co Ltd B Shares	260,990	751,916
PetroChina Co Ltd A Shares (China)	445,300	732,712
PetroChina Co Ltd H Shares	6,385,790	8,093,793
Shaanxi Coal Industry Co Ltd A Shares (China)	175,900	645,264
Shanxi Coking Coal Energy Group Co Ltd A Shares (China)	98,690	95,024
Shanxi Lu'an Environmental Energy Development Co Ltd A Shares (China)	54,400	121,677
Yankuang Energy Group Co Ltd A Shares (China)	102,400	306,208
Yankuang Energy Group Co Ltd H Shares (e)	979,200	1,480,837
		24,977,273
TOTAL ENERGY		25,842,869
Financials - 4.2%
Banks - 2.8%
Agricultural Bank of China Ltd A Shares (China)	1,564,200	1,598,536
Agricultural Bank of China Ltd H Shares	8,112,297	6,527,160
Bank of Beijing Co Ltd A Shares (China)	385,925	295,706
Bank of Changsha Co Ltd A Shares (China)	73,500	103,779
Bank of Chengdu Co Ltd A Shares (China)	77,200	209,641
Bank of China Ltd A Shares (China)	713,700	640,543
Bank of China Ltd H Shares	20,241,464	14,221,471
Bank of Communications Co Ltd A Shares (China)	977,000	1,038,474
Bank of Communications Co Ltd H Shares	2,373,176	2,287,720
Bank of Hangzhou Co Ltd A Shares (China)	132,000	321,740
Bank of Jiangsu Co Ltd A Shares (China)	333,743	584,604
Bank of Nanjing Co Ltd A Shares (China)	224,800	383,762
Bank of Ningbo Co Ltd A Shares (China)	119,920	566,245
Bank of Shanghai Co Ltd A Shares (China)	258,680	362,022
Bank of Suzhou Co Ltd A Shares (China)	81,800	102,937
China CITIC Bank Corp Ltd A Shares (China)	243,600	279,621
China CITIC Bank Corp Ltd H Shares	2,340,051	2,306,513
China Construction Bank Corp A Shares (China)	369,100	593,036
China Construction Bank Corp H Shares	25,470,000	29,887,158
China Everbright Bank Co Ltd A Shares (China)	846,400	397,527
China Merchants Bank Co Ltd A Shares (China)	377,500	2,214,711
China Merchants Bank Co Ltd H Shares	1,142,921	7,417,969
China Minsheng Banking Corp Ltd A Shares (China)	660,300	354,020
China Minsheng Banking Corp Ltd H Shares	1,998,061	924,840
China Zheshang Bank Co Ltd A Shares (China)	394,250	176,881
Chongqing Rural Commercial Bank Co Ltd A Shares (China)	183,000	183,129
Chongqing Rural Commercial Bank Co Ltd H Shares	618,000	516,944
CNPC Capital Co Ltd A Shares (China)	141,900	151,069
Huaxia Bank Co Ltd A Shares (China)	237,158	242,637
Industrial & Commercial Bank of China Ltd A Shares (China)	1,157,400	1,369,461
Industrial & Commercial Bank of China Ltd H Shares	19,668,000	18,834,372
Industrial Bank Co Ltd A Shares (China)	384,600	1,076,144
Ping An Bank Co Ltd A Shares (China)	353,400	608,682
Postal Savings Bank of China Co Ltd A Shares (China)	576,500	438,344
Postal Savings Bank of China Co Ltd H Shares (b)(c)	2,517,000	1,630,414
Shanghai Pudong Development Bank Co Ltd A Shares (China)	605,409	852,186
Shanghai Rural Commercial Bank Co Ltd A Shares (China)	175,600	223,400
		99,923,398
Capital Markets - 0.3%
Beijing Compass Technology Development Co Ltd A Shares (China)	11,100	135,503
BOC International China Co Ltd A Shares (China)	48,300	84,592
Caitong Securities Co Ltd A Shares (China)	80,800	100,209
Changjiang Securities Co Ltd A Shares (China)	100,200	127,614
China Galaxy Securities Co Ltd A Shares (China)	123,300	230,557
China Galaxy Securities Co Ltd H Shares	1,054,500	1,023,251
China Great Wall Securities Co Ltd A Shares (China)	70,300	86,520
China International Capital Corp Ltd A Shares (China)	53,700	280,796
China International Capital Corp Ltd H Shares (b)(c)	517,000	1,423,952
China Merchants Securities Co Ltd A Shares (China)	134,650	350,490
CITIC Securities Co Ltd A Shares (China)	217,700	915,862
CITIC Securities Co Ltd H Shares	479,590	1,670,713
CSC Financial Co Ltd A Shares (China)	78,500	299,702
Dongxing Securities Co Ltd A Shares (China)	56,300	115,246
East Money Information Co Ltd A Shares (China)	286,808	855,903
Everbright Securities Co Ltd A Shares (China)	71,058	155,717
Founder Securities Co Ltd A Shares (China)	149,500	157,217
GF Securities Co Ltd A Shares (China)	106,100	335,246
GF Securities Co Ltd H Shares	306,000	666,439
Guolian Minsheng Securities Co Ltd A Shares (China)	95,100	126,869
Guosen Securities Co Ltd A Shares (China)	105,300	160,772
Guotai Haitong Securities Co Ltd A Shares (China)	253,220	687,644
Guotai Haitong Securities Co Ltd H Shares (b)(c)	692,928	1,319,165
Guoyuan Securities Co Ltd A Shares (China)	76,070	82,689
Hithink RoyalFlush Information Network Co Ltd A Shares (China)	13,680	476,023
Huatai Securities Co Ltd A Shares (China)	129,700	376,631
Huatai Securities Co Ltd H Shares (b)(c)	393,600	847,687
Industrial Securities Co Ltd A Shares (China)	157,270	140,721
Orient Securities Co Ltd/China A Shares (China)	135,739	184,684
SDIC Capital Co Ltd A Shares (China)	111,300	107,494
Shenwan Hongyuan Group Co Ltd A Shares (China)	408,500	283,633
SooChow Securities Co Ltd A Shares (China)	86,460	103,911
Tianfeng Securities Co Ltd A Shares (China) (d)	175,400	96,432
Zheshang Securities Co Ltd A Shares (China)	83,100	117,613
Zhongtai Securities Co Ltd A Shares (China)	126,300	105,535
		14,233,032
Financial Services - 0.0%
Far East Horizon Ltd	726,000	636,907
Insurance - 1.1%
China Life Insurance Co Ltd A Shares (China)	37,500	219,176
China Life Insurance Co Ltd H Shares	2,254,747	8,395,213
China Pacific Insurance Group Co Ltd A Shares (China)	123,700	591,550
China Pacific Insurance Group Co Ltd H Shares	797,628	3,108,170
China Taiping Insurance Holdings Co Ltd	434,655	1,220,430
New China Life Insurance Co Ltd A Shares (China)	37,900	353,763
New China Life Insurance Co Ltd H Shares	281,400	1,735,247
People's Insurance Co Group of China Ltd/The A Shares (China)	173,300	188,916
People's Insurance Co Group of China Ltd/The H Shares	2,636,552	1,835,608
PICC Property & Casualty Co Ltd H Shares	2,087,568	4,365,515
Ping An Insurance Group Co of China Ltd A Shares (China)	193,296	1,569,269
Ping An Insurance Group Co of China Ltd H Shares	1,971,141	14,725,950
		38,308,807
TOTAL FINANCIALS		153,102,144
Health Care - 0.9%
Biotechnology - 0.3%
3SBio Inc (b)(c)	573,500	1,222,702
Akeso Inc (b)(c)(d)(e)	195,000	2,336,051
Beijing Wantai Biological Pharmacy Enterprise Co Ltd A Shares (China) (d)	15,712	71,286
Chongqing Zhifei Biological Products Co Ltd A Shares (China) (d)	41,650	80,383
Imeik Technology Development Co Ltd A Shares (China)	5,240	84,646
Innovent Biologics Inc (b)(c)(d)	432,500	4,781,413
Remegen Co Ltd A Shares (China) (d)	8,313	138,955
Remegen Co Ltd H Shares (b)(c)(d)(e)	52,500	547,266
Shanghai RAAS Blood Products Co Ltd A Shares (China)	115,600	88,680
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (d)(e)	16,700	1,030,228
		10,381,610
Health Care Equipment & Supplies - 0.0%
APT Medical Inc A Shares (China)	2,451	82,524
Shanghai United Imaging Healthcare Co Ltd A Shares (China)	14,926	255,427
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	22,000	517,653
Shenzhen New Industries Biomedical Engineering Co Ltd A Shares (China)	13,600	96,469
		952,073
Health Care Providers & Services - 0.0%
Aier Eye Hospital Group Co Ltd A Shares (China)	169,199	227,470
Huadong Medicine Co Ltd A Shares (China)	31,800	137,196
Shanghai Pharmaceuticals Holding Co Ltd A Shares (China)	50,700	126,642
Sinopharm Group Co Ltd H Shares	405,800	899,900
		1,391,208
Life Sciences Tools & Services - 0.4%
Genscript Biotech Corp (d)	364,000	838,243
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	6,400	47,395
Pharmaron Beijing Co Ltd A Shares (China)	26,700	145,328
Wuxi Apptec Co Ltd A Shares (China)	44,284	841,743
Wuxi Apptec Co Ltd H Shares (b)(c)	123,968	2,540,251
Wuxi Biologics Cayman Inc (b)(c)(d)	1,063,500	5,248,911
WuXi XDC Cayman Inc (d)	114,000	752,984
XtalPi Holdings Ltd (d)(e)	520,000	453,535
		10,868,390
Pharmaceuticals - 0.2%
Beijing Tong Ren Tang Co Ltd A Shares (China)	23,858	93,050
Changchun High-Tech Industry Group Co Ltd A Shares (China)	7,100	85,203
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	28,911	110,599
CSPC Innovation Pharmaceutical Co Ltd A Shares (China) (d)	21,120	118,911
CSPC Pharmaceutical Group Ltd	2,437,608	2,666,872
Haisco Pharmaceutical Group Co Ltd A Shares (China)	15,900	146,961
Hansoh Pharmaceutical Group Co Ltd (b)(c)	376,000	1,542,854
Hebei Changshan Biochemical Pharmaceutical CO Ltd A Shares (China) (d)	16,000	59,065
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	115,558	925,109
Kangmei Pharmaceutical Co Ltd rights (d)(f)	16,079	0
Shanghai Allist Pharmaceuticals Co Ltd A Shares (China)	8,112	133,644
Shanghai Fosun Pharmaceutical Group Co Ltd A Shares (China)	36,800	126,568
Shenzhen Salubris Pharmaceuticals Co Ltd A Shares (China)	19,400	95,674
Sichuan Biokin Pharmaceutical Co Ltd A Shares (China) (d)	4,504	198,787
Sichuan Kelun Pharmaceutical Co Ltd A Shares (China)	28,900	186,278
Sino Biopharmaceutical Ltd	2,973,750	1,907,320
Yunnan Baiyao Group Co Ltd A Shares (China)	32,160	251,889
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	10,900	225,308
		8,874,092
TOTAL HEALTH CARE		32,467,373
Industrials - 1.2%
Aerospace & Defense - 0.0%
AECC Aviation Power Co Ltd A Shares (China)	48,400	248,345
Kuang-Chi Technologies Co Ltd A Shares (China)	39,100	178,817
		427,162
Air Freight & Logistics - 0.1%
J&T Global Express Ltd B Shares (d)(e)	661,000	850,440
JD Logistics Inc (b)(c)(d)	504,500	966,234
SF Holding Co Ltd A Shares (China)	87,500	453,686
YTO Express Group Co Ltd A Shares (China)	62,200	173,652
ZTO Express Cayman Inc A Shares	115,144	2,755,534
		5,199,546
Building Products - 0.0%
Beijing New Building Materials PLC A Shares (China)	29,600	84,552
Commercial Services & Supplies - 0.0%
Zhejiang Weiming Environment Protection Co Ltd A Shares (China)	35,676	80,777
Construction & Engineering - 0.1%
China Energy Engineering Corp Ltd A Shares (China)	634,900	244,484
China National Chemical Engineering Co Ltd A Shares (China)	111,408	129,286
China Railway Group Ltd A Shares (China)	366,200	249,810
China Railway Group Ltd H Shares	1,220,000	561,589
China State Construction Engineering Corp Ltd A Shares (China)	752,240	523,790
Metallurgical Corp of China Ltd A Shares (China) (d)	326,600	131,470
Power Construction Corp of China Ltd A Shares (China)	313,100	226,642
Sichuan Road and Bridge Group Co Ltd A Shares (China)	118,360	158,100
		2,225,171
Electrical Equipment - 0.4%
China XD Electric Co Ltd A Shares (China)	93,000	183,755
CNGR Advanced Material Co Ltd A Shares (China)	16,320	98,314
Contemporary Amperex Technology Co Ltd A Shares (China)	79,820	4,676,826
Contemporary Amperex Technology Co Ltd H Shares (e)	52,897	4,187,579
Dajin Heavy Industry Co Ltd A Shares (China)	11,100	64,840
Dongfang Electric Corp Ltd A Shares (China)	55,400	206,093
Eve Energy Co Ltd A Shares (China)	38,074	305,996
GEM Co Ltd A Shares (China)	88,700	87,928
Goldwind Science & Technology Co Ltd A Shares (China)	62,600	170,065
Gotion High-Tech Co Ltd A Shares (China)	33,000	139,463
Hunan Yuneng New Energy Battery Material Co Ltd (China)	15,300	143,543
Jiangsu Zhongtian Technology Co Ltd A Shares (China)	61,900	260,459
JL Mag Rare-Earth Co Ltd A Shares (China)	19,800	74,972
NARI Technology Co Ltd A Shares (China)	145,875	525,510
Ningbo Deye Technology Corp A Shares (China)	23,110	280,184
Ningbo Orient Wires & Cables Co Ltd A Shares (China)	14,360	87,465
Ningbo Sanxing Medical Electric Co Ltd A Shares (China)	24,400	59,902
Shanghai Electric Group Co Ltd A Shares (China)	229,500	234,438
Shenzhen Megmeet Electrical Co Ltd (China)	10,500	165,829
Sichuan Huafeng Technology Co Ltd A Shares (China) (d)	8,355	169,970
Sungrow Power Supply Co Ltd A Shares (China)	37,620	578,208
Sunwoda Electronic Co Ltd A Shares (China)	32,100	90,557
TBEA Co Ltd A Shares (China)	91,800	284,717
Wolong Electric Group Co Ltd A Shares (China)	28,400	133,319
Zhejiang Chint Electrics Co Ltd A Shares (China)	39,100	146,050
Zhejiang Huayou Cobalt Co Ltd A Shares (China)	34,515	204,136
		13,560,118
Ground Transportation - 0.1%
Daqin Railway Co Ltd A Shares (China)	370,900	273,022
Full Truck Alliance Co Ltd ADR	211,590	2,007,989
		2,281,011
Industrial Conglomerates - 0.1%
CITIC Ltd	1,319,941	2,081,974
Machinery - 0.3%
Airtac International Group	41,926	1,698,817
China CSSC Holdings Ltd A Shares (China)	136,700	712,196
CRRC Corp Ltd A Shares (China)	441,700	402,973
CRRC Corp Ltd H Shares	1,258,000	843,757
Haitian International Holdings Ltd	193,000	512,376
Jiangsu Hengli Hydraulic Co Ltd A Shares (China)	24,376	391,717
RoboTechnik Intelligent Technology Co Ltd A Shares (China)	3,000	184,426
Sany Heavy Industry Co Ltd A Shares (China)	153,900	468,426
Shandong Himile Mechanical Science & Technology Co Ltd A Shares (China)	21,105	163,283
Shenzhen Envicool Technology Co Ltd A Shares (China)	22,900	160,653
Shenzhen Inovance Technology Co Ltd A Shares (China)	24,600	233,434
Sinotruk Hong Kong Ltd	250,500	1,298,113
UBTech Robotics Corp Ltd H Shares (d)(e)	65,450	680,589
Weichai Power Co Ltd A Shares (China)	121,100	501,292
Weichai Power Co Ltd H Shares	589,000	2,473,945
XCMG Construction Machinery Co Ltd A Shares (China)	213,300	283,015
Yutong Bus Co Ltd A Shares (China)	40,100	191,258
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	33,900	188,298
Zhuzhou CRRC Times Electric Co Ltd A Shares (China)	14,455	101,084
Zhuzhou CRRC Times Electric Co Ltd H Shares	126,727	543,919
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	129,400	145,651
		12,179,222
Marine Transportation - 0.1%
COSCO SHIPPING Holdings Co Ltd A Shares (China)	233,520	539,983
COSCO SHIPPING Holdings Co Ltd H Shares (e)	702,800	1,413,236
		1,953,219
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (d)	179,000	165,816
China Eastern Airlines Corp Ltd A Shares (China) (d)	309,400	171,330
China Southern Airlines Co Ltd A Shares (China) (d)	204,300	158,856
Hainan Airlines Holding Co Ltd A Shares (China) (d)	779,000	158,057
Spring Airlines Co Ltd A Shares (China)	17,800	124,057
		778,116
Professional Services - 0.0%
Kanzhun Ltd ADR	111,238	1,810,955
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (b)(c)	63,100	622,761
Transportation Infrastructure - 0.0%
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	889,800	676,027
China Merchants Expressway Network & Technology Holdings Co Ltd A Shares (China)	92,800	138,952
China Merchants Port Holdings Co Ltd	380,242	741,342
Shanghai International Airport Co Ltd A Shares (China)	21,600	78,950
		1,635,271
TOTAL INDUSTRIALS		44,919,855
Information Technology - 2.2%
Communications Equipment - 0.2%
Advanced Fiber Resources Zhuhai Ltd A Shares (China)	4,500	135,760
CICT Mobile Communication Technology Co Ltd A Shares (China) (d)	62,145	108,725
EverProX Technologies Co Ltd A Shares (China)	5,100	105,739
Fiberhome Telecommunication Technologies Co Ltd A Shares (China)	24,700	120,380
Guangzhou Haige Communications Group Inc Co A Shares (China)	43,100	63,613
Hengtong Optic-electric Co Ltd A Shares (China)	44,800	314,023
Jiangsu Etern Co Ltd A Shares (China)	26,600	125,782
QuantumCTek Co Ltd A Shares (China)	1,786	101,606
Shenzhen Sunway Communication Co Ltd A Shares (China)	17,600	149,424
Suzhou TFC Optical Communication Co Ltd A Shares (China)	19,762	498,150
Yangtze Optical Fibre & Cable Joint Stock Ltd Co A Shares (China)	5,900	235,521
Yangtze Optical Fibre & Cable Joint Stock Ltd Co H Shares (b)(c)	121,000	1,492,751
Yealink Network Technology Corp Ltd A Shares (China)	23,170	133,383
Zhongji Innolight Co Ltd A Shares (China)	20,160	2,683,118
ZTE Corp A Shares (China)	71,200	356,374
ZTE Corp H Shares (e)	232,400	736,696
		7,361,045
Electronic Equipment, Instruments & Components - 0.4%
Aac Technologies Holdings Inc	235,633	1,157,974
Accelink Technologies Co Ltd A Shares (China) (d)	14,600	348,914
Avary Holding Shenzhen Co Ltd A Shares (China)	35,100	423,473
BOE Technology Group Co Ltd A Shares (China)	659,800	536,850
BYD Electronic International Co Ltd (e)	238,500	714,065
Chaozhou Three-Circle Group Co Ltd A Shares (China)	34,800	569,778
Delton Technology Guangzhou Inc A Shares (China)	6,400	134,589
Eoptolink Technology Inc Ltd A Shares (China)	25,256	1,479,878
Founder Technology Group Corp A Shares (China) (d)	77,700	105,417
Foxconn Industrial Internet Co Ltd A Shares (China)	192,097	1,611,826
GoerTek Inc A Shares (China)	64,500	220,942
Hgtech Co Ltd A Shares (China)	18,300	257,416
Lens Technology Co Ltd A Shares (China)	90,300	420,862
Lingyi iTech Guangdong Co A Shares (China)	132,800	243,059
Luxshare Precision Industry Co Ltd A Shares (China)	132,224	1,126,163
Maxscend Microelectronics Co Ltd A Shares (China) (d)	10,028	100,618
Raytron Technology Co Ltd A Shares (China)	8,437	176,462
Shanghai BOCHU Electronic Technology Corp Ltd A Shares (China)	7,380	114,502
Shannon Semiconductor Technology Co Ltd A Shares (China)	8,400	180,595
Shengyi Electronics Co Ltd A Shares (China)	12,580	175,841
Shengyi Technology Co Ltd A Shares (China)	44,100	689,189
Shennan Circuits Co Ltd A Shares (China)	12,352	563,096
Shenzhen Everwin Precision Technology Co Ltd A Shares (China)	23,600	96,352
Shenzhen Kinwong Electronic Co Ltd A Shares (China)	17,900	192,529
Sunny Optical Technology Group Co Ltd	195,900	1,400,106
SUPCON Technology Co Ltd A Shares (China)	14,365	197,734
Suzhou Dongshan Precision Manufacturing Co Ltd A Shares (China) (d)	33,200	842,064
TCL Technology Group Corp A Shares (China)	377,870	264,445
Unisplendour Corp Ltd A Shares (China)	51,910	267,497
Universal Scientific Industrial Shanghai Co Ltd A Shares (China)	36,200	117,430
Victory Giant Technology Huizhou Co Ltd A Shares (China)	15,900	448,446
Wuhan Guide Infrared Co Ltd A Shares (China) (d)	77,768	144,916
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	34,960	536,639
Zhejiang Dahua Technology Co Ltd A Shares (China)	60,500	149,597
		16,009,264
IT Services - 0.0%
GDS Holdings Ltd A Shares (d)	328,100	1,335,088
Isoftstone Information Technology Group Co Ltd A Shares (China)	18,850	107,115
Range Intelligent Computing Technology Group Co Ltd A Shares (China)	29,700	277,897
		1,720,100
Semiconductors & Semiconductor Equipment - 0.6%
ACM Research Shanghai Inc A Shares (China)	5,665	227,293
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	16,952	862,032
Amlogic Shanghai Co Ltd A Shares (China)	7,690	110,876
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China)	4,151	145,592
Biwin Storage Technology Co Ltd A Shares (China)	8,546	284,748
Cambricon Technologies Corp Ltd A Shares (China)	11,401	1,864,089
China Resources Microelectronics Ltd A Shares (China)	24,165	193,945
CSI Solar Co Ltd A Shares (China)	66,663	103,606
Dosilicon Co Ltd A Shares (China) (d)	8,045	121,222
GCL Technology Holdings Ltd (d)(e)	7,298,000	567,655
Gigadevice Semiconductor Inc A Shares (China)	12,160	679,118
Guobo Electronics Co Ltd A Shares (China)	7,244	77,558
Hangzhou Chang Chuan Technology Co Ltd A Shares (China)	11,500	441,307
Hangzhou First Applied Material Co Ltd A Shares (China)	47,660	103,456
Hangzhou Silan Microelectronics Co Ltd A Shares (China)	30,300	126,458
Henan Shijia Photons Technology Co Ltd A Shares (China)	8,209	109,448
Hua Hong Grace Semiconductor Ltd (b)(c)(d)	221,000	3,615,513
Hua Hong Grace Semiconductor Ltd A Shares (China) (d)	7,456	261,931
Hwatsing Technology Co Ltd A Shares (China)	8,983	341,623
Hygon Information Technology Co Ltd A Shares (China)	42,178	1,729,671
Ingenic Semiconductor Co Ltd A Shares (China)	8,800	164,678
JA Solar Technology Co Ltd A Shares (China) (d)	57,504	63,931
JCET Group Co Ltd A Shares (China)	32,500	315,309
Jinko Solar Co Ltd A Shares (China) (d)	187,198	120,111
LONGi Green Energy Technology Co Ltd A Shares (China) (d)	138,399	266,109
Loongson Technology Corp Ltd (China) (d)	7,354	115,781
Montage Technology Co Ltd A Shares (China)	20,807	630,338
National Silicon Industry Group Co Ltd A Shares (China) (d)	60,028	208,459
NAURA Technology Group Co Ltd A Shares (China)	13,145	1,334,698
Nexchip Semiconductor Corp A Shares (China) (d)	36,466	200,286
OmniVision Integrated Circuits Group Inc A Shares (China)	22,030	288,837
Piotech Inc A Shares (China)	5,130	504,356
Rockchip Electronics Co Ltd A Shares (China)	7,700	214,425
Sanan Optoelectronics CO Ltd A Shares (China) (d)	90,700	164,423
SG Micro Corp A Shares (China)	11,299	159,869
Shenzhen Techwinsemi Technology Co Ltd A Shares (China)	4,100	234,630
Skyverse Technology Co Ltd A Shares (China) (d)	6,352	325,422
Suzhou Centec Communications Co Ltd A Shares (China) (d)	4,711	237,238
Suzhou Everbright Photonics Co Ltd A Shares (China) (d)	3,261	109,241
Suzhou Maxwell Technologies Co Ltd A Shares (China)	5,100	112,268
TCL Zhonghuan Renewable Energy Technology Co Ltd A Shares (China) (d)	70,175	91,533
Tianshui Huatian Technology Co Ltd A Shares (China)	59,400	136,093
TongFu Microelectronics Co Ltd A Shares (China)	27,600	231,822
Tongwei Co Ltd A Shares (China) (d)	82,700	143,027
Trina Solar Co Ltd A Shares (China) (d)	40,675	81,808
Unigroup Guoxin Microelectronics Co Ltd A Shares (China)	15,539	149,445
United Nova Technology Co Ltd A Shares (China) (d)	152,603	175,679
Verisilicon Microelectronics Shanghai Co Ltd A Shares (China) (d)	9,547	271,698
Xinjiang Daqo New Energy Co Ltd A Shares (China) (d)	36,037	96,617
Xinyi Solar Holdings Ltd (e)	1,387,143	389,130
Yuanjie Semiconductor Technology Co Ltd A Shares (China)	2,164	348,603
Zhejiang Jingsheng Mechanical & Electrical Co Ltd A Shares (China)	23,800	135,626
		19,988,631
Software - 0.2%
360 Security Technology Inc A Shares (China)	127,200	175,991
Beijing Kingsoft Office Software Inc A Shares (China)	8,406	336,700
China National Software & Service Co Ltd A Shares (China) (d)	16,210	79,088
Empyrean Technology Co Ltd A Shares (China)	9,900	127,857
Geovis Technology Co Ltd A Shares (China)	14,035	69,496
Horizon Robotics A Shares (d)(e)	1,513,800	997,953
Hundsun Technologies Inc A Shares (China)	34,519	117,183
Iflytek Co Ltd A Shares (China)	42,000	262,206
Kingdee International Software Group Co Ltd (d)	859,000	912,408
Pony AI Inc A Shares (e)	58,700	466,313
Sangfor Technologies Inc A Shares (China)	7,800	139,511
SenseTime Group Inc Class B Shares (b)(c)(d)(e)	8,469,000	1,565,854
Shanghai Baosight Software Co Ltd A Shares (China)	37,321	102,786
Shanghai Stonehill Technology Co Ltd A Shares (China)	98,500	98,613
Yonyou Network Technology CO Ltd A Shares (China) (d)	59,320	97,626
		5,549,585
Technology Hardware, Storage & Peripherals - 0.8%
Anker Innovations Technology Co Ltd A Shares (China)	9,730	175,863
China Greatwall Technology Group Co Ltd A Shares (China) (d)	58,700	119,315
Huaqin Co Ltd A Shares (China)	21,500	258,506
IEIT Systems Co Ltd A Shares (China)	26,672	282,505
Lenovo Group Ltd	2,251,000	6,883,992
Sharetronic Data Technology Co Ltd A Shares (China)	8,780	279,873
Shenzhen Longsys Electronics Co Ltd (China)	7,600	390,361
Shenzhen Transsion Holdings Co Ltd A Shares (China)	20,955	199,525
Xiaomi Corp B Shares (b)(c)(d)	5,185,000	19,026,277
		27,616,217
TOTAL INFORMATION TECHNOLOGY		78,244,842
Materials - 1.1%
Chemicals - 0.2%
Canmax Technologies Co Ltd A Shares (China) (d)	15,100	121,062
Ganfeng Lithium Group Co Ltd A Shares (China)	29,540	217,396
Ganfeng Lithium Group Co Ltd H Shares (b)(c)(e)	145,720	684,154
Guangzhou Tinci Materials Technology Co Ltd A Shares (China)	37,000	195,508
Hengli Petrochemical Co Ltd A Shares (China)	104,320	257,939
Hoshine Silicon Industry Co Ltd A Shares (China)	15,700	77,800
Huafon Chemical Co Ltd A Shares (China)	90,000	146,213
Hubei Feilihua Quartz Glass Co Ltd A Shares (China) (d)	9,100	98,099
Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd A Shares (China)	153,900	107,923
Jiangsu Eastern Shenghong Co Ltd A Shares (China) (d)	119,800	208,643
Kingfa Sci & Tech Co Ltd A Shares (China)	45,800	104,824
LB Group Co Ltd A Shares (China)	41,400	100,273
Ningxia Baofeng Energy Group Co Ltd A Shares (China)	133,000	457,722
Qinghai Salt Lake Industry Co Ltd A Shares (China) (d)	96,100	387,758
Rongsheng Petrochemical Co Ltd A Shares (China)	166,000	303,896
Satellite Chemical Co Ltd A Shares (China)	61,130	229,079
Shandong Hualu Hengsheng Chemical Co Ltd A Shares (China)	50,170	159,999
Shanghai Putailai New Energy Technology Group Co Ltd A Shares (China)	38,874	137,020
Sinoma Science & Technology Co Ltd A Shares (China)	30,400	193,831
Tianqi Lithium Corp A Shares (China) (d)	26,900	180,799
Wanhua Chemical Group Co Ltd A Shares (China)	56,800	625,797
Yunnan Energy New Material Group Co Ltd A Shares (China) (d)	17,800	138,664
Yunnan Yuntianhua Co Ltd A Shares (China)	33,100	146,165
Zangge Mining Co Ltd A Shares (China)	28,500	339,376
Zhejiang Juhua Co Ltd A Shares (China)	49,000	286,188
Zhejiang Longsheng Group Co Ltd A Shares (China)	59,000	115,931
Zhejiang NHU Co Ltd A Shares (China)	55,736	247,635
		6,269,694
Construction Materials - 0.1%
Anhui Conch Cement Co Ltd A Shares (China)	70,900	194,871
Anhui Conch Cement Co Ltd H Shares	356,400	840,283
China Jushi Co Ltd A Shares (China)	72,614	405,672
China National Building Material Co Ltd H Shares	1,068,000	507,962
		1,948,788
Metals & Mining - 0.8%
Aluminum Corp of China Ltd A Shares (China)	232,400	330,344
Aluminum Corp of China Ltd H Shares	1,142,000	1,231,934
Baiyin Nonferrous Group Co Ltd A Shares (China) (d)	117,900	86,960
Baoshan Iron & Steel Co Ltd A Shares (China)	396,300	359,758
Chengtun Mining Group Co Ltd A Shares (China)	53,700	84,466
Chifeng Jilong Gold Mining Co A Shares (China)	30,200	177,769
China Gold International Resources Corp Ltd	71,900	1,612,671
China Hongqiao Group Ltd	975,200	3,051,541
China Nonferrous Mining Corp Ltd	413,000	776,771
China Northern Rare Earth Group High-Tech Co Ltd A Shares (China)	65,700	386,742
China Rare Earth Resources And Technology Co Ltd A Shares (China)	19,300	136,782
China Tungsten And Hightech Materials Co Ltd A Shares (China)	41,300	302,609
Citic Pacific Special Steel Group Co Ltd A Shares (China)	46,800	103,718
CMOC Group Ltd A Shares (China)	318,000	918,191
CMOC Group Ltd H Shares	1,099,000	2,366,892
Dazhong Mining Co Ltd A Shares (China)	26,600	101,908
Guangdong HEC Technology Holding Co Ltd A Shares (China) (d)	54,600	229,599
Guocheng Mining Co Ltd A Shares (China)	20,600	84,967
Henan Shenhuo Coal Industry & Electricity Power Co Ltd A Shares (China)	40,800	157,664
Hunan Valin Steel Co Ltd A Shares (China)	119,200	69,470
Inner Mongolia BaoTou Steel Union Co Ltd A Shares (China) (d)	824,700	272,448
Inner Mongolia Xingye Silver&Tin Mining Co Ltd A Shares (China)	32,200	152,145
Jiangxi Copper Co Ltd A Shares (China)	36,100	232,094
Jiangxi Copper Co Ltd H Shares	317,000	1,422,021
Jinduicheng Molybdenum Co Ltd A Shares (China)	53,700	166,567
MMG Ltd (d)	1,456,000	1,557,666
Shandong Gold Mining Co Ltd A Shares (China)	64,044	268,140
Shandong Gold Mining Co Ltd H Shares (b)(c)	281,500	723,636
Shandong Hongqiao Aluminum Industry Holding Co Ltd A Shares (China)	55,000	169,050
Shandong Nanshan Aluminum Co Ltd A Shares (China)	209,000	146,268
Shanjin International Gold Co Ltd A Shares (China)	50,380	174,364
Sinomine Resource Group Co Ltd A Shares (China)	12,500	87,023
Tianshan Aluminum Group Co Ltd A Shares (China)	84,000	164,428
Tongling Nonferrous Metals Group Co Ltd A Shares (China)	243,400	224,630
Western Mining Co Ltd A Shares (China)	43,200	245,764
Western Superconducting Technologies Co Ltd A Shares (China)	11,292	88,121
Xiamen Tungsten Co Ltd A Shares (China)	28,800	200,302
Yunnan Aluminium Co Ltd A Shares (China)	62,900	248,492
Yunnan Tin Co Ltd A Shares (China)	29,900	150,729
Zhaojin Mining Industry Co Ltd H Shares	501,000	1,354,330
Zhongjin Gold Corp Ltd A Shares (China) (d)	88,000	300,621
Zijin Mining Group Co Ltd A Shares (China)	370,900	1,813,694
Zijin Mining Group Co Ltd H Shares	1,814,000	7,688,636
		30,421,925
Paper & Forest Products - 0.0%
Shandong Sun Paper Industry JSC Ltd A Shares (China)	48,600	104,808
TOTAL MATERIALS		38,745,215
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
C&D International Investment Group Ltd (e)	270,289	529,728
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	163,800	168,695
China Overseas Land & Investment Ltd	1,158,702	1,996,081
China Resources Land Ltd	862,312	3,650,510
China Resources Mixc Lifestyle Services Ltd (b)(c)	207,000	1,053,688
China Vanke Co Ltd A Shares (China) (d)	67,200	33,263
China Vanke Co Ltd H Shares (d)(e)	155,500	49,174
Hainan Airport Infrastructure Co Ltd A Shares (China)	198,400	86,095
KE Holdings Inc A Shares	608,954	3,415,563
Longfor Group Holdings Ltd (b)(c)(e)	638,690	558,683
Poly Developments and Holdings Group Co Ltd A Shares (China)	218,200	170,636
Shanghai Zhangjiang High-Tech Park Development Co Ltd A Shares (China)	28,200	134,178
TOTAL REAL ESTATE		11,846,294
Utilities - 0.4%
Gas Utilities - 0.1%
Beijing Enterprises Holdings Ltd	151,927	612,946
China Gas Holdings Ltd	823,100	641,276
China Resources Gas Group Ltd	279,700	596,677
ENN Energy Holdings Ltd	222,443	1,331,413
ENN Natural Gas Co Ltd A Shares (China)	42,100	110,977
Kunlun Energy Co Ltd	1,177,000	1,086,591
		4,379,880
Independent Power and Renewable Electricity Producers - 0.3%
CGN Power Co Ltd H Shares (b)(c)	3,031,447	1,117,117
China Longyuan Power Group Corp Ltd H Shares	749,000	551,072
China National Nuclear Power Co Ltd A Shares (China)	370,500	496,945
China Power International Development Ltd (e)	1,114,619	403,641
China Resources Power Holdings Co Ltd (e)	624,940	1,541,153
China Three Gorges Renewables Group Co Ltd A Shares (China)	514,500	297,227
China Yangtze Power Co Ltd A Shares (China)	442,900	1,908,253
Datang International Power Generation Co Ltd A Shares (China)	186,900	163,628
GD Power Development Co Ltd A Shares (China)	318,400	239,644
Huadian Power International Corp Ltd A Shares (China)	172,000	122,552
Huaneng Power International Inc A Shares (China)	162,200	172,679
Huaneng Power International Inc H Shares (e)	1,240,186	953,576
SDIC Power Holdings Co Ltd A Shares (China)	131,500	297,107
Shanghai Electric Power Co Ltd A Shares (China)	49,000	104,994
Shenergy Co Ltd A Shares (China)	85,000	107,563
Sichuan Chuantou Energy Co Ltd A Shares (China)	87,100	202,133
Wintime Energy Group Co Ltd A Shares (China) (d)	379,100	88,596
Zhejiang Zheneng Electric Power Co Ltd A Shares (China)	166,900	125,312
		8,893,192
Water Utilities - 0.0%
Guangdong Investment Ltd	839,126	906,278
TOTAL UTILITIES		14,179,350
TOTAL CHINA		767,303,070
COLOMBIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Grupo Cibest SA	69,437	1,967,993
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	133,818	1,268,188
TOTAL COLOMBIA		3,236,181
CZECH REPUBLIC - 0.1%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	23,111	1,155,412
Moneta Money Bank AS (b)(c)	73,698	674,432
TOTAL FINANCIALS		1,829,844
Utilities - 0.1%
Electric Utilities - 0.1%
CEZ AS	37,380	2,408,054
TOTAL CZECH REPUBLIC		4,237,898
EGYPT - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	452,614	322,095
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	714,670	1,970,058
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	217,429	413,604
TOTAL EGYPT		2,705,757
GREECE - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	42,747	986,859
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Allwyn AG	49,904	771,354
Specialty Retail - 0.0%
FF Group (d)(f)	1,944	0
JUMBO SA	34,571	964,747
		964,747
TOTAL CONSUMER DISCRETIONARY		1,736,101
Financials - 0.5%
Banks - 0.5%
Alpha Bank SA	490,046	2,410,702
Eurobank SA	741,184	3,803,399
National Bank of Greece SA	248,972	4,622,343
Piraeus Bank SA	321,362	3,705,786
TOTAL FINANCIALS		14,542,230
Industrials - 0.0%
Construction & Engineering - 0.0%
GEK TERNA SA	22,452	1,170,769
Utilities - 0.1%
Electric Utilities - 0.1%
Public Power Corp SA	81,152	2,086,844
TOTAL GREECE		20,522,803
HONG KONG - 0.1%
Industrials - 0.0%
Marine Transportation - 0.0%
Orient Overseas International Ltd (e)	40,000	780,883
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Kingboard Laminates Holdings Ltd (e)	308,000	1,155,432
Materials - 0.1%
Metals & Mining - 0.1%
Zijin Gold International Co Ltd	105,200	1,585,566
TOTAL HONG KONG		3,521,881
HUNGARY - 0.4%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A (d)	111,564	1,597,326
Financials - 0.4%
Banks - 0.4%
OTP Bank Nyrt	65,631	9,712,070
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	40,815	1,522,205
TOTAL HUNGARY		12,831,601
INDIA - 11.6%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.1%
Indus Towers Ltd (d)	378,925	1,554,162
Tata Communications Ltd	34,461	634,422
		2,188,584
Interactive Media & Services - 0.0%
Info Edge India Ltd	102,832	1,321,177
Wireless Telecommunication Services - 0.5%
Bharti Airtel Ltd	829,209	17,135,389
Vodafone Idea Ltd (d)	7,860,293	1,072,083
		18,207,472
TOTAL COMMUNICATION SERVICES		21,717,233
Consumer Discretionary - 1.5%
Automobile Components - 0.2%
Balkrishna Industries Ltd	21,917	568,278
Bharat Forge Ltd	72,231	1,664,392
Bosch Ltd (d)	2,051	883,223
MRF Ltd	705	981,019
Samvardhana Motherson International Ltd	1,275,872	2,015,644
Tube Investments of India Ltd	30,727	886,530
		6,999,086
Automobiles - 0.8%
Bajaj Auto Ltd	20,270	2,447,442
Eicher Motors Ltd	41,464	3,402,896
Hero MotoCorp Ltd	36,286	2,048,895
Mahindra & Mahindra Ltd	263,193	9,374,137
Maruti Suzuki India Ltd	35,647	5,317,247
Tata Motors Passenger Vehicles Limited	556,619	1,981,836
TVS Motor Co Ltd	71,776	3,243,632
		27,816,085
Broadline Retail - 0.0%
Vishal Mega Mart Ltd (d)	704,161	790,590
Hotels, Restaurants & Leisure - 0.2%
Eternal Ltd (d)	729,524	2,312,568
Indian Hotels Co Ltd/The	258,360	2,000,451
Swiggy Ltd (d)	417,426	1,246,258
		5,559,277
Household Durables - 0.0%
Dixon Technologies India Ltd (c)	11,025	1,622,981
Specialty Retail - 0.1%
FSN E-Commerce Ventures Ltd (d)	367,667	1,285,504
Trent Ltd	80,626	2,539,817
		3,825,321
Textiles, Apparel & Luxury Goods - 0.2%
Page Industries Ltd	1,858	786,129
Titan Co Ltd	107,390	5,484,248
		6,270,377
TOTAL CONSUMER DISCRETIONARY		52,883,717
Consumer Staples - 0.6%
Beverages - 0.1%
United Spirits Ltd	87,954	1,397,843
Varun Beverages Ltd	383,592	1,777,998
		3,175,841
Consumer Staples Distribution & Retail - 0.0%
Avenue Supermarts Ltd (b)(c)(d)	44,354	1,824,316
Food Products - 0.2%
Britannia Industries Ltd	32,774	1,860,437
Marico Ltd	156,968	1,432,326
Nestle India Ltd	174,920	2,767,009
Tata Consumer Products Ltd	164,586	1,868,017
		7,927,789
Personal Care Products - 0.2%
Colgate-Palmolive India Ltd	36,999	805,200
Dabur India Ltd	131,402	580,487
Godrej Consumer Products Ltd	116,011	1,301,501
Hindustan Unilever Ltd	213,186	4,694,043
		7,381,231
Tobacco - 0.1%
ITC Ltd	909,331	2,677,735
TOTAL CONSUMER STAPLES		22,986,912
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Bharat Petroleum Corp Ltd	491,928	1,644,443
Coal India Ltd	465,968	2,023,514
Hindustan Petroleum Corp Ltd	289,501	1,178,423
Indian Oil Corp Ltd	854,021	1,252,247
Oil & Natural Gas Corp Ltd	779,913	1,987,455
Oil India Ltd	122,903	592,343
Petronet LNG Ltd	226,839	667,339
Reliance Industries Ltd	1,841,562	25,220,275
TOTAL ENERGY		34,566,039
Financials - 3.5%
Banks - 2.4%
AU Small Finance Bank Ltd (b)(c)	167,401	1,837,727
Axis Bank Ltd	695,603	8,959,856
Bank of Baroda	312,859	795,422
Canara Bank	548,364	717,999
Federal Bank Ltd	551,168	2,072,656
HDFC Bank Ltd/Gift City	3,444,803	26,986,113
ICICI Bank Ltd	1,602,469	24,090,071
IDFC First Bank Ltd (d)	1,274,323	1,130,853
Indian Bank	81,410	713,377
IndusInd Bank Ltd	174,283	1,848,752
Kotak Mahindra Bank Ltd	1,654,433	6,765,027
Punjab National Bank	694,704	820,392
State Bank of India	558,258	6,009,787
Union Bank of India Ltd	461,399	828,128
Yes Bank Ltd (d)	4,506,120	1,075,094
		84,651,254
Capital Markets - 0.1%
BSE Ltd	60,329	2,304,923
HDFC Asset Management Co Ltd (b)(c)	58,250	1,596,298
Multi Commodity Exchange of India Ltd	37,754	1,065,305
		4,966,526
Consumer Finance - 0.5%
Bajaj Finance Ltd	752,631	8,999,542
Cholamandalam Investment and Finance Co Ltd	128,782	2,496,290
L&T Finance Ltd	245,783	801,723
Muthoot Finance Ltd	33,382	1,090,940
SBI Cards & Payment Services Ltd	70,520	487,646
Shriram Finance Ltd	426,802	4,679,036
Sundaram Finance Ltd	19,159	936,626
		19,491,803
Financial Services - 0.3%
Aditya Birla Capital Ltd (d)	237,176	1,004,855
Bajaj Finserv Ltd	116,081	2,467,917
Bajaj Holdings & Investment Ltd	8,077	960,226
Jio Financial Services Ltd	864,513	2,323,893
One 97 Communications Ltd (d)	116,064	1,633,464
Power Finance Corp Ltd	398,976	1,773,977
REC Ltd	358,080	1,399,421
		11,563,753
Insurance - 0.2%
HDFC Life Insurance Co Ltd (b)(c)	293,633	1,687,564
ICICI Lombard General Insurance Co Ltd (b)(c)	73,875	1,257,425
ICICI Prudential Life Insurance Co Ltd (b)(c)	109,449	591,088
PB Fintech Ltd (d)	104,919	1,761,815
SBI Life Insurance Co Ltd (b)(c)	136,465	2,690,934
		7,988,826
TOTAL FINANCIALS		128,662,162
Health Care - 0.8%
Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd	30,422	2,854,860
Fortis Healthcare Ltd	148,298	1,469,628
Max Healthcare Institute Ltd	213,302	2,455,657
		6,780,145
Life Sciences Tools & Services - 0.1%
Divi's Laboratories Ltd	36,110	3,049,145
Pharmaceuticals - 0.5%
Alkem Laboratories Ltd	12,595	759,278
Aurobindo Pharma Ltd	78,868	1,305,868
Cipla Ltd/India	152,497	2,354,148
Dr Reddy's Laboratories Ltd	151,301	1,815,743
Lupin Ltd	68,935	1,745,237
Mankind Pharma Ltd	31,115	805,370
Sun Pharmaceutical Industries Ltd	271,933	5,671,377
Torrent Pharmaceuticals Ltd	43,060	2,313,230
Zydus Lifesciences Ltd	55,943	660,668
		17,430,919
TOTAL HEALTH CARE		27,260,209
Industrials - 1.2%
Aerospace & Defense - 0.2%
Bharat Electronics Ltd	1,049,610	4,267,171
Hindustan Aeronautics Ltd (c)	50,531	2,462,044
		6,729,215
Building Products - 0.0%
Astral Ltd	30,499	462,897
Supreme Industries Ltd	19,228	698,459
		1,161,356
Construction & Engineering - 0.3%
Larsen & Toubro Ltd	203,847	8,410,058
Voltas Ltd	59,991	835,787
		9,245,845
Electrical Equipment - 0.3%
ABB India Ltd	13,770	1,050,783
Bharat Heavy Electricals Ltd	368,320	1,570,600
CG Power & Industrial Solutions Ltd	190,432	1,723,251
GE Vernova T&D India Ltd	38,702	1,752,903
Havells India Ltd	61,640	814,546
Hitachi Energy India Ltd	3,705	1,249,016
Polycab India Ltd	15,932	1,520,152
Siemens Energy India Ltd	25,296	856,609
Suzlon Energy Ltd (d)	3,110,336	1,563,329
		12,101,189
Industrial Conglomerates - 0.0%
Siemens Ltd	23,678	932,886
Machinery - 0.2%
Ashok Leyland Ltd	843,300	1,468,417
Cummins India Ltd	39,812	2,303,148
Tata Motors Ltd /new	556,701	2,547,254
		6,318,819
Passenger Airlines - 0.1%
InterGlobe Aviation Ltd (b)(c)	57,282	3,102,554
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	54,681	1,724,407
Transportation Infrastructure - 0.1%
Adani Ports & Special Economic Zone Ltd	156,727	2,785,223
GMR Airports Ltd (d)	796,702	878,779
		3,664,002
TOTAL INDUSTRIALS		44,980,273
Information Technology - 0.8%
IT Services - 0.8%
HCL Technologies Ltd	266,705	3,772,339
Infosys Ltd	919,828	10,929,549
LTM Ltd (b)(c)	19,272	882,509
Mphasis Ltd	36,061	887,611
Persistent Systems Ltd	31,003	1,804,884
Tata Consultancy Services Ltd	246,192	6,109,516
Tech Mahindra Ltd	162,942	2,829,959
Wipro Ltd	703,190	1,356,686
		28,573,053
Semiconductors & Semiconductor Equipment - 0.0%
WAAREE Energies Ltd	26,122	732,887
Software - 0.0%
Oracle Financial Services Software Ltd	6,443	755,720
TOTAL INFORMATION TECHNOLOGY		30,061,660
Materials - 1.0%
Chemicals - 0.3%
Asian Paints Ltd	116,025	3,338,349
Coromandel International Ltd	35,669	775,329
PI Industries Ltd	20,643	595,292
Pidilite Industries Ltd	84,630	1,429,460
Solar Industries India Ltd	6,837	1,318,234
SRF Ltd	40,318	1,108,068
UPL Ltd	153,153	970,174
		9,534,906
Construction Materials - 0.2%
Ambuja Cements Ltd	179,333	811,875
Grasim Industries Ltd	82,311	2,674,210
Shree Cement Ltd	2,507	684,666
UltraTech Cement Ltd	31,186	3,890,152
		8,060,903
Metals & Mining - 0.5%
APL Apollo Tubes Ltd	54,570	1,040,627
Hindalco Industries Ltd	390,727	4,004,775
Jindal Stainless Ltd	87,210	671,722
Jindal Steel Ltd	107,997	1,249,167
JSW Steel Ltd	184,873	2,461,447
National Aluminium Co Ltd	249,800	919,271
NMDC Ltd	930,474	830,066
Tata Steel Ltd	2,265,246	4,508,324
Vedanta Aluminium Metal Ltd	413,921	1,953,149
Vedanta Ltd	413,770	1,149,018
		18,787,566
TOTAL MATERIALS		36,383,375
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
DLF Ltd	186,997	1,291,971
Godrej Properties Ltd	40,917	903,139
Lodha Developers Ltd (b)(c)	82,983	1,081,968
Oberoi Realty Ltd	35,646	682,706
Phoenix Mills Ltd/The	56,697	1,125,538
Prestige Estates Projects Ltd	52,035	881,515
TOTAL REAL ESTATE		5,966,837
Utilities - 0.4%
Electric Utilities - 0.2%
Power Grid Corp of India Ltd	1,264,435	3,764,934
Tata Power Co Ltd/The	457,792	1,826,923
Torrent Power Ltd	53,145	786,650
		6,378,507
Gas Utilities - 0.0%
GAIL India Ltd	694,971	1,320,703
Independent Power and Renewable Electricity Producers - 0.2%
Adani Power Ltd (d)	931,769	2,062,158
JSW Energy Ltd	113,646	660,723
NHPC Ltd	945,108	779,954
NTPC Ltd	1,318,272	4,795,295
		8,298,130
TOTAL UTILITIES		15,997,340
TOTAL INDIA		421,465,757
INDONESIA - 0.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telkom Indonesia Persero Tbk PT	13,457,265	1,964,637
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (d)	286,518,804	797,067
Consumer Staples - 0.0%
Food Products - 0.0%
Charoen Pokphand Indonesia Tbk PT	1,846,500	338,127
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petrindo Jaya Kreasi Tbk PT (d)	600	21
United Tractors Tbk PT	363,700	485,359
TOTAL ENERGY		485,380
Financials - 0.4%
Banks - 0.4%
Bank Central Asia Tbk PT	14,899,350	5,221,851
Bank Mandiri Persero Tbk PT	11,263,696	2,620,724
Bank Negara Indonesia Persero Tbk PT	3,922,100	767,987
Bank Rakyat Indonesia Persero Tbk PT	18,290,527	3,076,026
TOTAL FINANCIALS		11,686,588
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Astra International Tbk PT	4,884,459	1,387,579
Materials - 0.0%
Chemicals - 0.0%
Barito Pacific Tbk PT	5,802,400	590,298
Metals & Mining - 0.0%
Amman Mineral Internasional PT (d)	200	45
Bumi Resources Minerals Tbk PT (d)	17,098,000	529,715
		529,760
TOTAL MATERIALS		1,120,058
TOTAL INDONESIA		17,779,436
KOREA (SOUTH) - 18.2%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	32,543	329,688
Entertainment - 0.1%
HYBE Co Ltd (e)	7,173	829,633
Krafton Inc	8,604	1,436,641
		2,266,274
Interactive Media & Services - 0.3%
Kakao Corp	93,792	2,388,192
NAVER Corp	42,691	6,038,547
		8,426,739
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	31,834	1,777,366
TOTAL COMMUNICATION SERVICES		12,800,067
Consumer Discretionary - 0.7%
Automobile Components - 0.2%
Hankook Tire & Technology Co Ltd	20,604	948,363
Hyundai Mobis Co Ltd	17,835	5,698,933
		6,647,296
Automobiles - 0.5%
Hyundai Motor Co	40,263	10,540,325
Kia Corp	70,839	6,310,442
		16,850,767
Household Durables - 0.0%
LG Electronics Inc	32,017	3,506,360
TOTAL CONSUMER DISCRETIONARY		27,004,423
Consumer Staples - 0.2%
Food Products - 0.0%
Samyang Foods Co Ltd (e)	1,253	1,009,363
Personal Care Products - 0.1%
Amorepacific Corp	8,849	788,410
APR Corp/Korea (e)	7,358	1,613,459
		2,401,869
Tobacco - 0.1%
KT&G Corp	27,745	3,411,235
TOTAL CONSUMER STAPLES		6,822,467
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
HD Hyundai Co Ltd	12,544	1,701,864
S-Oil Corp	12,765	1,129,506
SK Innovation Co Ltd (d)	19,173	1,451,045
TOTAL ENERGY		4,282,415
Financials - 1.4%
Banks - 1.0%
Hana Financial Group Inc	82,068	7,009,005
Industrial Bank of Korea	72,465	1,026,498
KakaoBank Corp	50,544	765,968
KB Financial Group Inc	107,119	12,386,870
Shinhan Financial Group Co Ltd	125,604	8,615,099
Woori Financial Group Inc	194,305	4,444,216
		34,247,656
Capital Markets - 0.1%
Korea Investment Holdings Co Ltd	12,637	1,762,667
Mirae Asset Securities Co Ltd (e)	59,202	1,389,559
NH Investment & Securities Co Ltd	40,405	781,926
		3,934,152
Financial Services - 0.0%
Meritz Financial Group Inc (d)	20,449	1,733,783
Insurance - 0.3%
DB Insurance Co Ltd	13,115	1,403,226
Samsung Fire & Marine Insurance Co Ltd	8,776	3,752,825
Samsung Life Insurance Co Ltd	24,193	5,010,665
		10,166,716
TOTAL FINANCIALS		50,082,307
Health Care - 0.4%
Biotechnology - 0.3%
Alteogen Inc	12,122	2,567,027
Celltrion Inc	45,708	5,820,002
Samsung Episholdings Co Ltd	1,863	477,946
		8,864,975
Health Care Equipment & Supplies - 0.0%
HLB Co Ltd (d)(e)	36,238	761,736
Life Sciences Tools & Services - 0.1%
Samsung Biologics Co Ltd (b)(c)(d)	3,500	3,557,849
Pharmaceuticals - 0.0%
Yuhan Corp	16,855	850,374
TOTAL HEALTH CARE		14,034,934
Industrials - 2.3%
Aerospace & Defense - 0.3%
Hanwha Aerospace Co Ltd	10,136	6,429,328
Hanwha Systems Co Ltd	22,854	988,942
Korea Aerospace Industries Ltd (e)	21,368	1,879,725
LIG Defense&Aerospace Co Ltd	3,825	1,846,615
		11,144,610
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	11,344	1,537,163
Construction & Engineering - 0.0%
Hyundai Engineering & Construction Co Ltd	21,893	1,401,575
Electrical Equipment - 0.6%
Doosan Enerbility Co Ltd (d)	135,615	6,140,718
Ecopro BM Co Ltd	16,276	1,148,712
Ecopro Co Ltd (e)	30,798	1,665,808
HD Hyundai Electric Co Ltd	7,086	3,237,567
Hyosung Heavy Industries Corp	1,551	2,490,560
LG Energy Solution Ltd (d)(e)	14,155	3,163,973
LS Electric Co Ltd	22,680	2,821,606
POSCO Future M Co Ltd	10,092	946,204
		21,615,148
Industrial Conglomerates - 1.0%
Doosan Co Ltd (e)	2,204	1,719,427
LG Corp	25,653	1,757,286
Samsung C&T Corp	24,520	5,643,901
SK Inc	10,962	4,046,361
SK Square Co Ltd	27,933	18,977,298
		32,144,273
Machinery - 0.4%
Hanwha Ocean Co Ltd (d)	39,389	2,303,937
HD Hyundai Heavy Industries Co Ltd (e)	9,524	3,150,633
HD Korea Shipbuilding & Offshore Engineering Co Ltd	12,845	3,370,305
Hyundai Rotem Co Ltd	21,457	1,970,137
Samsung Heavy Industries Co Ltd (d)	199,652	2,932,929
		13,727,941
Marine Transportation - 0.0%
HMM Co Ltd	68,542	986,787
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	55,716	975,250
Trading Companies & Distributors - 0.0%
Posco International Corp	13,314	479,596
TOTAL INDUSTRIALS		84,012,343
Information Technology - 12.4%
Electronic Equipment, Instruments & Components - 0.5%
LG Display Co Ltd (d)	90,810	564,487
Samsung Electro-Mechanics Co Ltd	16,941	12,790,523
Samsung SDI Co Ltd (d)	18,279	4,924,708
		18,279,718
IT Services - 0.0%
Samsung SDS Co Ltd	11,701	1,629,729
Semiconductors & Semiconductor Equipment - 5.2%
Hanmi Semiconductor Co Ltd (e)	12,251	1,749,808
SK Hynix Inc	167,033	187,422,327
		189,172,135
Technology Hardware, Storage & Peripherals - 6.7%
Samsung Electronics Co Ltd	1,414,262	243,213,845
TOTAL INFORMATION TECHNOLOGY		452,295,427
Materials - 0.2%
Chemicals - 0.1%
LG Chem Ltd	13,879	2,428,807
Metals & Mining - 0.1%
POSCO Holdings Inc	21,571	4,601,940
TOTAL MATERIALS		7,030,747
Utilities - 0.1%
Electric Utilities - 0.1%
Korea Electric Power Corp	77,622	1,842,968
TOTAL KOREA (SOUTH)		660,208,098
KUWAIT - 0.6%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	556,781	1,074,332
Financials - 0.6%
Banks - 0.6%
Boubyan Bank KSCP	500,127	1,040,988
Gulf Bank KSCP	634,823	722,229
Kuwait Finance House KSCP	3,438,463	8,723,961
National Bank of Kuwait SAKP	2,637,972	7,315,385
Warba Bank KSCP	715,050	644,793
TOTAL FINANCIALS		18,447,356
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	213,257	639,633
TOTAL KUWAIT		20,161,321
LUXEMBOURG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Reinet Investments SCA (South Africa)	41,500	1,132,412
MALAYSIA - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	346,047	656,101
Wireless Telecommunication Services - 0.1%
CELCOMDIGI BHD	883,200	644,408
Maxis Bhd	648,800	587,517
		1,231,925
TOTAL COMMUNICATION SERVICES		1,888,026
Consumer Staples - 0.1%
Food Products - 0.1%
IOI Corp Bhd	708,500	767,569
Kuala Lumpur Kepong Bhd	142,749	734,991
SD Guthrie Bhd	624,596	995,146
TOTAL CONSUMER STAPLES		2,497,706
Financials - 0.5%
Banks - 0.5%
AMMB Holdings Bhd	748,600	1,239,851
CIMB Group Holdings Bhd	2,365,531	4,568,286
Hong Leong Bank Bhd	195,800	1,056,433
Malayan Banking Bhd	1,735,197	4,626,020
Public Bank Bhd	4,397,085	5,558,886
RHB Bank Bhd	558,374	1,167,880
TOTAL FINANCIALS		18,217,356
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	518,787	1,060,695
Industrials - 0.1%
Construction & Engineering - 0.1%
Gamuda Bhd	1,528,113	1,596,637
Industrial Conglomerates - 0.0%
Sunway Bhd	820,700	1,058,916
Marine Transportation - 0.0%
MISC Bhd	403,700	782,217
TOTAL INDUSTRIALS		3,437,770
Materials - 0.1%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	725,300	850,678
Metals & Mining - 0.1%
Press Metal Aluminium Holdings Bhd	1,120,600	2,175,354
TOTAL MATERIALS		3,026,032
Utilities - 0.1%
Electric Utilities - 0.1%
Tenaga Nasional Bhd	789,872	2,821,793
Gas Utilities - 0.0%
Petronas Gas Bhd	238,400	1,023,255
Multi-Utilities - 0.0%
YTL Corp Bhd	358,360	169,765
YTL Power International Bhd	913,040	932,920
		1,102,685
TOTAL UTILITIES		4,947,733
TOTAL MALAYSIA		35,075,318
MEXICO - 1.9%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV Series B	4,550,447	5,798,572
Consumer Staples - 0.5%
Beverages - 0.3%
Arca Continental SAB de CV	156,200	1,789,858
Coca-Cola Femsa SAB de CV unit	158,859	1,717,598
Fomento Economico Mexicano SAB de CV unit	511,491	6,540,009
		10,047,465
Consumer Staples Distribution & Retail - 0.1%
Wal-Mart de Mexico SAB de CV Series V	1,569,056	4,552,387
Food Products - 0.1%
Gruma SAB de CV Series B	46,590	694,646
Grupo Bimbo SAB de CV (e)	393,770	1,408,701
Sigma Foods SAB de CV	1,092,915	1,114,402
		3,217,749
Household Products - 0.0%
Kimberly-Clark de Mexico SAB de CV Series A	446,727	1,036,890
TOTAL CONSUMER STAPLES		18,854,491
Financials - 0.3%
Banks - 0.3%
Grupo Financiero Banorte SAB de CV	723,281	8,376,438
Grupo Financiero Inbursa SAB de CV Series O	457,300	1,174,703
TOTAL FINANCIALS		9,551,141
Industrials - 0.2%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1	163,500	1,399,608
Transportation Infrastructure - 0.2%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	81,400	1,087,229
Grupo Aeroportuario del Pacifico SAB de CV Series B	116,912	2,541,694
Grupo Aeroportuario del Sureste SAB de CV Series B	52,395	1,450,978
Promotora y Operadora de Infraestructura SAB de CV	51,760	817,336
		5,897,237
TOTAL INDUSTRIALS		7,296,845
Materials - 0.7%
Construction Materials - 0.1%
Cemex SAB de CV unit	4,582,886	5,427,119
Metals & Mining - 0.6%
Grupo Mexico SAB de CV Series B	882,754	10,587,238
Industrias Penoles SAB de CV	57,080	2,627,667
Southern Copper Corp	27,753	5,070,751
		18,285,656
TOTAL MATERIALS		23,712,775
Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	833,883	1,501,707
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	327,579	1,471,121
TOTAL REAL ESTATE		2,972,828
TOTAL MEXICO		68,186,652
NETHERLANDS - 0.0%
Information Technology - 0.0%
Software - 0.0%
Nebius Group NV Class A (Russia) (d)(f)	148,436	0
PERU - 0.3%
Financials - 0.3%
Banks - 0.3%
Credicorp Ltd	20,503	8,213,092
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	49,865	1,509,912
TOTAL PERU		9,723,004
PHILIPPINES - 0.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	22,915	455,575
Financials - 0.1%
Banks - 0.1%
Bank of the Philippine Islands	519,468	867,714
BDO Unibank Inc	685,884	1,390,319
Metropolitan Bank & Trust Co	545,052	583,663
TOTAL FINANCIALS		2,841,696
Industrials - 0.2%
Industrial Conglomerates - 0.0%
Ayala Corp	70,256	586,837
SM Investments Corp	66,410	643,203
		1,230,040
Transportation Infrastructure - 0.2%
International Container Terminal Services Inc	290,055	4,554,707
TOTAL INDUSTRIALS		5,784,747
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	1,730,113	476,533
SM Prime Holdings Inc	2,840,500	849,009
TOTAL REAL ESTATE		1,325,542
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	54,220	421,273
TOTAL PHILIPPINES		10,828,833
POLAND - 1.1%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA (d)	19,645	1,314,172
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Allegro.eu SA (b)(c)(d)	287,540	3,462,580
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	337	1,959,402
TOTAL CONSUMER DISCRETIONARY		5,421,982
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Dino Polska SA (b)(c)(d)	148,268	1,271,307
Zabka Group SA (e)	121,236	1,032,030
TOTAL CONSUMER STAPLES		2,303,337
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ORLEN SA	175,534	6,956,233
Financials - 0.6%
Banks - 0.5%
Bank Millennium SA (d)	183,489	1,014,785
Bank Polska Kasa Opieki SA	53,618	3,523,676
Erste Bank Polska SA	12,373	2,434,424
mBank SA (d)	3,858	1,395,764
Powszechna Kasa Oszczednosci Bank Polski SA	264,681	7,929,838
		16,298,487
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	169,827	3,231,379
TOTAL FINANCIALS		19,529,866
Industrials - 0.0%
Construction & Engineering - 0.0%
Budimex SA	3,861	745,607
Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	16,315	872,384
Materials - 0.1%
Metals & Mining - 0.1%
KGHM Polska Miedz SA	42,330	3,489,493
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (d)	271,079	733,636
TOTAL POLAND		41,366,710
QATAR - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	266,476	914,845
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Qatar Fuel QSC	180,616	689,526
Qatar Gas Transport Co Ltd	837,850	950,376
TOTAL ENERGY		1,639,902
Financials - 0.4%
Banks - 0.4%
Al Rayan Bank	1,690,566	923,984
Commercial Bank PSQC/The	980,079	1,109,016
Dukhan Bank	555,238	495,612
Qatar International Islamic Bank QSC	297,827	885,056
Qatar Islamic Bank QPSC	500,335	2,976,450
Qatar National Bank QPSC	1,327,002	6,039,116
TOTAL FINANCIALS		12,429,234
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	457,742	1,325,076
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	1,615,376	485,367
Utilities - 0.0%
Multi-Utilities - 0.0%
Nebras Energy	130,963	531,621
TOTAL QATAR		17,326,045
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	182,848	1,683,095
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC (d)(f)	9,348	0
VK IPJSC GDR (c)(d)(f)	32,306	0
TOTAL COMMUNICATION SERVICES		0
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (d)(f)	28,218	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (d)(f)	6,384,126	1
LUKOIL PJSC (d)(f)	224,329	0
Rosneft Oil Co PJSC (d)(f)	635,841	0
Surgutneftegas PAO (d)(f)	4,033,562	1
Tatneft PJSC (d)(f)	770,244	0
TOTAL ENERGY		2
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (d)(f)	5,823,145	1
VTB Bank PJSC (d)(f)	360,207	0
		1
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (d)(f)	808,717	0
TKS Holding MKPAO JSC (d)(f)	73,250	0
		0
TOTAL FINANCIALS		1
Materials - 0.0%
Chemicals - 0.0%
PhosAgro PJSC GDR cancellation restricted shares (c)(d)(f)	472	0
Metals & Mining - 0.0%
Alrosa PJSC (d)(f)	1,399,461	0
GMK Norilskiy Nickel PAO (d)(f)	3,422,100	0
Novolipetsk Steel PJSC (d)(f)	812,466	0
Polyus PJSC (d)(f)	184,620	0
Severstal PAO (d)(f)	113,908	0
United Co RUSAL International PJSC (Russia) (d)(f)	1,646,280	0
		0
TOTAL MATERIALS		0
Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (d)(f)	20,040,158	3
TOTAL RUSSIA		6
SAUDI ARABIA - 2.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Saudi Telecom Co	604,890	6,948,463
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	114,136	1,888,844
TOTAL COMMUNICATION SERVICES		8,837,307
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jabal Omar Development Company (d)	174,843	744,904
Specialty Retail - 0.0%
Jarir Marketing Co	177,603	785,984
TOTAL CONSUMER DISCRETIONARY		1,530,888
Consumer Staples - 0.0%
Food Products - 0.0%
Almarai Co JSC	136,018	1,680,531
Energy - 0.5%
Energy Equipment & Services - 0.0%
Ades Holding Co	102,379	453,624
Oil, Gas & Consumable Fuels - 0.5%
Saudi Arabian Oil Co (b)(c)	1,829,623	12,900,658
TOTAL ENERGY		13,354,282
Financials - 1.2%
Banks - 1.2%
Al Rajhi Bank	889,112	14,808,670
Alinma Bank	444,526	2,765,045
Arab National Bank	272,149	1,572,529
Bank Al-Jazira	189,950	614,537
Bank AlBilad	222,309	1,455,619
Banque Saudi Fransi	370,305	1,948,403
Riyad Bank	592,690	3,210,043
Saudi Awwal Bank	304,537	2,744,117
Saudi Investment Bank/The	185,144	683,290
Saudi National Bank/The	889,070	9,280,134
		39,082,387
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	14,504	458,041
Insurance - 0.0%
Bupa Arabia for Cooperative Insurance Co	23,800	994,967
Co for Cooperative Insurance/The	22,204	724,860
		1,719,827
TOTAL FINANCIALS		41,260,255
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Dr Sulaiman Al Habib Medical Services Group Co	25,375	1,587,838
Mouwasat Medical Services Co	27,180	450,165
TOTAL HEALTH CARE		2,038,003
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	10,890	501,656
Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	7,261	415,494
Elm Co	7,257	1,310,144
TOTAL INFORMATION TECHNOLOGY		1,725,638
Materials - 0.3%
Chemicals - 0.2%
SABIC Agri-Nutrients Co	70,530	2,308,118
Saudi Basic Industries Corp	272,189	3,594,881
Yanbu National Petrochemical Co	83,317	681,089
		6,584,088
Metals & Mining - 0.1%
Saudi Arabian Mining Co (d)	352,772	5,316,708
TOTAL MATERIALS		11,900,796
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al Arkan Real Estate Development Co (d)	159,831	782,663
Makkah Construction & Development Co	29,604	645,999
TOTAL REAL ESTATE		1,428,662
Utilities - 0.1%
Electric Utilities - 0.0%
Saudi Energy Co	238,447	1,076,202
Independent Power and Renewable Electricity Producers - 0.1%
ACWA Power Co (d)	69,478	3,470,662
TOTAL UTILITIES		4,546,864
TOTAL SAUDI ARABIA		88,804,882
SOUTH AFRICA - 2.6%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
MTN Group Ltd	526,825	6,531,085
Vodacom Group Ltd	188,589	1,824,692
TOTAL COMMUNICATION SERVICES		8,355,777
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Naspers Ltd Class N	231,345	12,155,476
Specialty Retail - 0.0%
Pepkor Holdings Ltd (b)(c)	1,064,947	1,370,694
TOTAL CONSUMER DISCRETIONARY		13,526,170
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Bid Corp Ltd	101,867	2,794,381
Clicks Group Ltd	70,720	946,444
Shoprite Holdings Ltd	143,054	2,488,135
TOTAL CONSUMER STAPLES		6,228,960
Financials - 1.1%
Banks - 0.6%
Absa Group Ltd	256,994	3,542,114
Capitec Bank Holdings Ltd	26,334	7,519,280
Nedbank Group Ltd	129,973	2,198,571
Standard Bank Group Ltd	398,339	7,931,741
		21,191,706
Financial Services - 0.3%
FirstRand Ltd	1,526,714	9,130,623
Remgro Ltd	148,186	1,741,291
		10,871,914
Insurance - 0.2%
Discovery Ltd	165,126	2,626,146
OUTsurance Group Ltd	257,324	1,287,995
Sanlam Ltd	544,206	2,897,335
		6,811,476
TOTAL FINANCIALS		38,875,096
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	97,688	1,465,726
Materials - 0.7%
Chemicals - 0.0%
Sasol Ltd (d)	175,332	2,077,756
Metals & Mining - 0.7%
Gold Fields Ltd	270,647	8,739,989
Harmony Gold Mining Co Ltd	173,301	2,734,368
Impala Platinum Holdings Ltd	273,478	2,982,604
Northam Platinum Holdings Ltd	108,885	1,559,115
Sibanye Stillwater Ltd	856,065	1,850,140
Valterra Platinum Ltd	80,223	6,007,155
		23,873,371
TOTAL MATERIALS		25,951,127
TOTAL SOUTH AFRICA		94,402,856
TAIWAN - 26.0%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Chunghwa Telecom Co Ltd	1,149,129	4,942,919
Entertainment - 0.0%
International Games System Co Ltd	68,000	1,628,055
Wireless Telecommunication Services - 0.1%
Far EasTone Telecommunications Co Ltd	534,348	1,735,446
Taiwan Mobile Co Ltd	524,000	1,820,714
		3,556,160
TOTAL COMMUNICATION SERVICES		10,127,134
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hotai Motor Co Ltd	83,960	1,441,591
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	157,000	1,087,702
Food Products - 0.1%
Uni-President Enterprises Corp	1,459,332	3,320,011
TOTAL CONSUMER STAPLES		4,407,713
Financials - 2.2%
Banks - 1.4%
Chang Hwa Commercial Bank Ltd	2,129,788	1,656,544
CTBC Financial Holding Co Ltd	5,056,778	10,097,688
E.Sun Financial Holding Co Ltd	4,275,899	5,102,284
First Financial Holding Co Ltd	3,366,904	3,826,780
Hua Nan Financial Holdings Co Ltd	2,734,474	3,674,676
Mega Financial Holding Co Ltd	3,474,628	5,698,164
Shanghai Commercial & Savings Bank Ltd/The	1,148,813	1,611,814
SinoPac Financial Holdings Co Ltd	3,685,299	4,598,217
Taiwan Business Bank	2,049,779	1,150,860
Taiwan Cooperative Financial Holding Co Ltd	3,314,641	2,825,766
TS Financial Holding Co Ltd	6,179,434	6,807,363
		47,050,156
Financial Services - 0.2%
Chailease Holding Co Ltd	461,370	1,584,593
Yuanta Financial Holding Co Ltd	3,222,770	6,726,429
		8,311,022
Insurance - 0.6%
Cathay Financial Holding Co Ltd	2,882,834	8,976,354
Fubon Financial Holding Co Ltd	2,540,988	10,133,009
KGI Financial Holding Co Ltd	4,617,532	4,364,584
		23,473,947
TOTAL FINANCIALS		78,835,125
Health Care - 0.1%
Biotechnology - 0.1%
PharmaEssentia Corp	101,075	3,289,866
Pharmaceuticals - 0.0%
Caliway Biopharmaceuticals Co Ltd (d)	282,000	893,758
TOTAL HEALTH CARE		4,183,624
Industrials - 0.2%
Electrical Equipment - 0.1%
Bizlink Holding Inc	53,000	3,376,035
Fortune Electric Co Ltd (d)	43,410	938,565
		4,314,600
Marine Transportation - 0.1%
Evergreen Marine Corp Taiwan Ltd	327,494	2,059,136
Wan Hai Lines Ltd	211,415	551,719
Yang Ming Marine Transport Corp	527,000	824,841
		3,435,696
Passenger Airlines - 0.0%
Eva Airways Corp	814,000	1,086,523
TOTAL INDUSTRIALS		8,836,819
Information Technology - 22.7%
Communications Equipment - 0.3%
Accton Technology Corp	153,000	9,921,605
Electronic Equipment, Instruments & Components - 3.0%
Chroma ATE Inc	109,000	6,851,222
Delta Electronics Inc	588,717	28,976,921
E Ink Holdings Inc	244,000	1,412,515
Elite Material Co Ltd	87,000	12,494,885
Gold Circuit Electronics Ltd	100,000	2,397,939
Hon Hai Precision Industry Co Ltd	3,694,465	28,227,759
Innolux Corp	2,234,885	3,068,480
Largan Precision Co Ltd	28,451	3,528,642
Lotes Co Ltd	26,000	1,466,027
Unimicron Technology Corp	405,096	9,509,172
Yageo Corp	470,512	7,085,108
Zhen Ding Technology Holding Ltd	227,000	2,849,482
		107,868,152
Semiconductors & Semiconductor Equipment - 18.2%
Alchip Technologies Ltd	23,000	2,123,743
ASE Technology Holding Co Ltd	1,008,592	17,219,118
ASPEED Technology Inc	9,900	4,325,789
eMemory Technology Inc	19,000	1,428,181
Global Unichip Corp	26,000	2,978,675
Globalwafers Co Ltd	80,000	2,021,594
Hon Precision Inc	25,000	4,639,210
Jentech Precision Industrial Co Ltd	27,000	2,797,968
King Yuan Electronics Co Ltd	349,650	2,362,695
MediaTek Inc	436,615	46,533,201
MPI Corp	26,000	4,140,493
Novatek Microelectronics Corp	170,000	2,688,029
Realtek Semiconductor Corp	148,000	3,070,472
Taiwan Semiconductor Manufacturing Co Ltd	7,449,740	551,277,938
United Microelectronics Corp	3,423,000	12,811,727
Vanguard International Semiconductor Corp	366,704	1,681,891
		662,100,724
Technology Hardware, Storage & Peripherals - 1.2%
Advantech Co Ltd	143,946	2,453,071
Asia Vital Components Co Ltd	98,000	6,895,327
Asustek Computer Inc	202,502	5,026,917
Gigabyte Technology Co Ltd (d)	162,000	1,672,694
Inventec Corp	759,000	1,425,774
King Slide Works Co Ltd	17,000	4,075,459
Lite-On Technology Corp	595,044	3,772,715
Pegatron Corp	608,000	1,573,977
Quanta Computer Inc	818,000	7,280,231
Wistron Corp	913,000	4,898,690
Wiwynn Corp	30,629	4,988,952
		44,063,807
TOTAL INFORMATION TECHNOLOGY		823,954,288
Materials - 0.4%
Chemicals - 0.3%
Formosa Chemicals & Fibre Corp	1,019,149	1,775,507
Formosa Plastics Corp	1,154,085	1,941,465
Nan Ya Plastics Corp	1,439,358	6,842,045
		10,559,017
Construction Materials - 0.0%
TCC Group Holdings Co Ltd	1,928,354	1,444,551
Metals & Mining - 0.1%
China Steel Corp	3,565,289	2,086,928
TOTAL MATERIALS		14,090,496
TOTAL TAIWAN		945,876,790
THAILAND - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
True Corp PCL	1,763,232	757,769
True Corp PCL depository receipt	1,565,698	672,876
		1,430,645
Wireless Telecommunication Services - 0.1%
Advanced Info Service PCL depository receipt	292,500	3,320,733
TOTAL COMMUNICATION SERVICES		4,751,378
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Robinson Pcl (f)	55,100	0
Hotels, Restaurants & Leisure - 0.0%
Minor International PCL depository receipt	849,000	597,704
TOTAL CONSUMER DISCRETIONARY		597,704
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
CP ALL PCL depository receipt	1,562,100	2,238,417
Food Products - 0.0%
Charoen Pokphand Foods PCL depository receipt	1,057,800	709,595
TOTAL CONSUMER STAPLES		2,948,012
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
PTT Exploration & Production PCL depository receipt	360,400	1,613,230
PTT PCL depository receipt	3,024,000	3,484,147
TOTAL ENERGY		5,097,377
Financials - 0.1%
Banks - 0.1%
Kasikornbank PCL depository receipt	179,300	1,307,502
Krung Thai Bank PCL	147,500	194,745
Krung Thai Bank PCL depository receipt	909,300	1,200,554
SCB X PCL	155,000	708,497
SCB X PCL depository receipt	100,100	457,551
TMBThanachart Bank PCL depository receipt	7,376,400	673,859
TOTAL FINANCIALS		4,542,708
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Bangkok Dusit Medical Services PCL depository receipt	3,245,600	1,863,057
Bumrungrad Hospital Pcl depository receipt	166,900	935,227
TOTAL HEALTH CARE		2,798,284
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Airports of Thailand PCL depository receipt	1,188,000	2,255,012
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Delta Electronics Thailand PCL depository receipt	943,000	7,717,115
Materials - 0.0%
Construction Materials - 0.0%
Siam Cement PCL/The depository receipt	217,800	1,651,970
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL	79,900	164,327
Central Pattana PCL depository receipt	531,000	1,092,088
TOTAL REAL ESTATE		1,256,415
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Gulf Development PCL depository receipt	1,127,271	2,245,908
TOTAL THAILAND		35,861,883
TURKEY - 0.4%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	332,899	700,213
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
BIM Birlesik Magazalar AS	272,041	2,234,150
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	291,215	1,809,417
Financials - 0.1%
Banks - 0.1%
Akbank TAS	943,886	1,259,343
Haci Omer Sabanci Holding AS	350,007	622,398
Turkiye Is Bankasi AS Class C	2,647,653	694,804
Yapi ve Kredi Bankasi AS (d)	1,022,645	705,024
TOTAL FINANCIALS		3,281,569
Industrials - 0.2%
Aerospace & Defense - 0.2%
Aselsan Elektronik Sanayi Ve Ticaret AS	344,623	2,482,120
Industrial Conglomerates - 0.0%
KOC Holding AS	210,829	873,596
Passenger Airlines - 0.0%
Turk Hava Yollari AO	167,091	1,104,124
TOTAL INDUSTRIALS		4,459,840
Materials - 0.0%
Metals & Mining - 0.0%
Eregli Demir ve Celik Fabrikalari TAS	1,005,300	899,970
TOTAL TURKEY		13,385,159
UNITED ARAB EMIRATES - 1.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Emirates Telecommunications Group Co PJSC	1,052,065	5,831,757
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	870,699	948,216
Energy - 0.1%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	798,923	1,265,922
Oil, Gas & Consumable Fuels - 0.1%
Adnoc Gas PLC	2,090,582	1,878,280
ADNOC Logistics & Services	492,160	830,762
		2,709,042
TOTAL ENERGY		3,974,964
Financials - 0.6%
Banks - 0.6%
Abu Dhabi Commercial Bank PJSC	957,275	3,909,372
Abu Dhabi Islamic Bank PJSC	439,428	2,538,705
Dubai Islamic Bank PJSC	876,696	1,735,252
Emirates NBD Bank PJSC	573,116	4,712,252
First Abu Dhabi Bank PJSC	1,336,571	7,059,482
TOTAL FINANCIALS		19,955,063
Industrials - 0.0%
Passenger Airlines - 0.0%
Air Arabia PJSC	691,656	922,710
Transportation Infrastructure - 0.0%
Salik Co PJSC	533,504	772,731
TOTAL INDUSTRIALS		1,695,441
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Aldar Properties PJSC	1,165,319	2,357,288
Emaar Development PJSC	254,123	896,661
Emaar Properties PJSC	1,871,353	5,604,379
TOTAL REAL ESTATE		8,858,328
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	1,803,911	1,345,689
TOTAL UNITED ARAB EMIRATES		42,609,458
UNITED STATES - 0.2%
Consumer Staples - 0.0%
Food Products - 0.0%
JBS NV Class A	98,764	1,384,671
Health Care - 0.2%
Biotechnology - 0.2%
BeOne Medicines Ltd H Shares (d)	239,832	5,932,802
Legend Biotech Corp ADR (d)	21,643	401,478
TOTAL HEALTH CARE		6,334,280
Materials - 0.0%
Metals & Mining - 0.0%
Aura Minerals Inc (e)	10,130	552,794
TOTAL UNITED STATES		8,271,745
TOTAL COMMON STOCKS (Cost $1,497,984,076)		3,525,002,528

Non-Convertible Preferred Stocks - 1.0%
	Shares	Value ($)
COLOMBIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Grupo Cibest SA non-voting shares	134,195	3,168,768
KOREA (SOUTH) - 0.9%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Hyundai Motor Co non-voting shares	6,533	883,008
Hyundai Motor Co Series 2	10,531	1,433,327
TOTAL CONSUMER DISCRETIONARY		2,316,335
Information Technology - 0.8%
Technology Hardware, Storage & Peripherals - 0.8%
Samsung Electronics Co Ltd non-voting shares	242,808	30,147,382
TOTAL KOREA (SOUTH)		32,463,717
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (d)(f)	3,570,022	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $9,365,040)		35,632,485

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (i) (Cost $4,575,486)	3.64	4,581,000	4,576,412

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.69	60,014,472	60,026,475
Fidelity Securities Lending Cash Central Fund (j)(k)	3.72	21,683,515	21,685,683
TOTAL MONEY MARKET FUNDS (Cost $81,712,062)			81,712,158

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $1,593,636,664)	3,646,923,583
NET OTHER ASSETS (LIABILITIES) - (0.4)% (g)	(13,642,848)
NET ASSETS - 100.0%	3,633,280,735

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ICE MSCI Emerging Markets Index Contracts (United States)	892	9/2026	73,246,580	(3,716,716)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $133,285,470 or 3.7% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $138,084,277 or 3.8% of net assets.

(d)	Non-income producing.
(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security.
(g)	Includes $97,000 of cash collateral to cover margin requirements for futures contracts.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,576,412.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $21,035,575.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	199,833,753	1,900,329,402	2,040,122,470	3,628,211	(14,306)	96	60,026,475	60,014,472
Fidelity Securities Lending Cash Central Fund	63,760,092	148,747,874	190,820,152	733,102	(2,131)	-	21,685,683	21,683,515
	263,593,845	2,049,077,276	2,230,942,622	4,361,313	(16,437)	96	81,712,158

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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